Share-based compensation - Restriction of the Parent's ordinary shares held by the Founding Members (Details) ¥ in Thousands			12 Months Ended
	Dec. 17, 2020 CNY (¥)	May 18, 2018	Dec. 31, 2020 CNY (¥) $ / shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CNY (¥) shares
Weighted-Average Grant Date Fair Value
Sharebased compensation expense | ¥				¥ 929,098		¥ 52,714		¥ 6,802
Restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Impact on the awards' fair value | ¥	¥ 0
Number of Shares
Beginning balance				65,571,473		65,571,473
Granted								65,571,473
Vested				(40,982,171)		0		0
Ending balance				24,589,302		65,571,473		65,571,473
Weighted-Average Grant Date Fair Value
Beginning balance | $ / shares			$ 0.09		$ 0.09
Granted | $ / shares							$ 0.09
Vested | $ / shares			0.09				0.00
Ending balance | $ / shares			$ 0.09		$ 0.09		$ 0.09
Vested				40,982,171		0		0
Sharebased compensation expense | ¥				¥ 8,214		¥ 8,229		¥ 6,003
Unrecognized compensation expense | ¥			$ 11,398	¥ 11,398
Unrecognized compensation cost is expected to be recognized over a weighted-average period				1 year 4 months 17 days
Restricted shares | Second anniversary of grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		50.00%
Restricted shares | Year 1 after the second anniversary of grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
Restricted shares | Year 2 after the second anniversary of grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%